Business Combination - Summary of Acquisition Installments Payable (Details) - LBSM	Dec. 31, 2024 USD ($)
Business Acquisition [Line Items]
Less than one year	$ 200,000
Later than one year but less than two years	67,742
Total	267,742
Less: imputed interest	(5,537)
Present value of acquisition installment payable	$ 262,205